CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2009		$ 1.1	$ 1,555.3	$ 1,963.2	$ (1,702.4)		$ 64.0	$ (115.2)	$ (3.7)
Balance (Shares) at Sep. 30, 2009		108,009			38,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	14.2	(12.3)	34.8
Activity under stock plans (Shares)		0			834
Net earnings	403.0			403.0
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	(43.2)						(43.2)
Pension/postretirement activity	(47.5)							(47.5)
Activity	(11.7)								(11.7)
Balance at Sep. 30, 2010	2,099.6	1.1	1,569.5	2,353.9	(1,667.6)	(157.3)	20.8	(162.7)	(15.4)
Balance (Shares) at Sep. 30, 2010		108,009			37,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	24.1	(2.1)	17.9
Activity under stock plans (Shares)		0			469
Net earnings	261.2			261.2
Treasury stock purchased					(276.0)
Treasury stock purchased (shares)					(3,749)
Foreign currency translation adjustment	(8.7)						(8.7)
Pension/postretirement activity	(26.4)							(26.4)
Activity	11.7								11.7
Balance at Sep. 30, 2011	2,101.3	1.1	1,593.6	2,613.0	(1,925.7)	(180.7)	12.1	(189.1)	(3.7)
Balance (Shares) at Sep. 30, 2011		108,009			40,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans		0	28.1	(3.1)	14.8
Activity under stock plans (Shares)		0			370
Net earnings	408.9			408.9
Accrued dividends				(25.6)
Treasury stock purchased					(417.8)
Treasury stock purchased (shares)					(5,924)
Foreign currency translation adjustment	(11.9)						(11.9)
Pension/postretirement activity	(24.8)							(24.8)
Activity	(0.4)								(0.4)
Balance at Sep. 30, 2012	$ 2,069.5	$ 1.1	$ 1,621.7	$ 2,993.2	$ (2,328.7)	$ (217.8)	$ 0.2	$ (213.9)	$ (4.1)
Balance (Shares) at Sep. 30, 2012		108,009			46,487